Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 60.9%
Penn Series Index 500 Fund* (Cost $24,230,489)	1,221,450	$44,424,159

AFFILIATED FIXED INCOME FUNDS — 38.7%
Penn Series Quality Bond Fund* (Cost $28,865,940)	1,832,246	28,179,939

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $273,704)	273,704	273,704
TOTAL INVESTMENTS — 100.0% (Cost $53,370,133)		$72,877,802
Other Assets & Liabilities — 0.0%		10,192
TOTAL NET ASSETS — 100.0%		$72,887,994

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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